Lease - Lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Amortization of right-of-use assets	¥ 499,225	¥ 522,035
Interest of operating lease liabilities	96,430	137,459
Expenses for short-term leases within 12 months and other non-lease component	81,022	155,613
Total lease cost	¥ 676,677	¥ 815,107